Note 22 - Related Party Transactions (Details)	12 Months Ended
Mar. 31, 2013
Note 22 - Related Party Transactions (Details) [Line Items]
Percentage Of Voting Shares Owned By NTT Group	29.90%
NTT [Member]
Note 22 - Related Party Transactions (Details) [Line Items]
Percentage Of Shares Owned By NTT Group	29.40%
Percentage Of Voting Shares Owned By NTT Group	29.90%